Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Treasury Shares At Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 91	$ 285,141	$ (7,923)	$ 193	$ (94,586)	$ 25,890	$ 182,916
Balance, shares at Dec. 31, 2008	35,586,701
Exercise of stock options	1	2,988					2,989
Exercise of stock options, shares	682,912
Purchase of treasury shares at cost			(12,168)				(12,168)
Purchase of treasury shares at cost, shares	(1,981,720)
Stock-based compensation expense		3,607					3,607
Comprehensive income:
Unrealized gain from available-for-sale marketable securities, net of taxes							0
Unrealized loss from hedging activities, net of taxes				(93)		(93)	(93)
Foreign currency translation differences							0
Net income (loss)					3,655	3,655	3,655
Total comprehensive income						3,562
Balance at Dec. 31, 2009	92	291,736	(20,091)	100	(90,931)		180,906
Balance, shares at Dec. 31, 2009	34,287,893
Exercise of stock options	3	4,932					4,935
Exercise of stock options, shares	979,982
Stock-based compensation expense		4,207					4,207
Comprehensive income:
Unrealized gain from available-for-sale marketable securities, net of taxes				159		159	159
Unrealized loss from hedging activities, net of taxes				(100)		(100)	(100)
Foreign currency translation differences							0
Net income (loss)					14,062	14,062	14,062
Total comprehensive income						14,121
Balance at Dec. 31, 2010	95	300,875	(20,091)	159	(76,869)		204,169
Balance, shares at Dec. 31, 2010	35,267,875
Exercise of stock options	2	4,472					4,474
Exercise of stock options, shares	1,057,122
Stock-based compensation expense		6,564					6,564
Comprehensive income:
Unrealized gain from available-for-sale marketable securities, net of taxes				234		234	234
Unrealized loss from hedging activities, net of taxes				(492)		(492)	(492)
Foreign currency translation differences				(244)		(244)	(244)
Net income (loss)					(53,654)	(53,654)	(53,654)
Total comprehensive income						(54,156)
Balance at Dec. 31, 2011	$ 97	$ 311,911	$ (20,091)	$ (343)	$ (130,523)		$ 161,051
Balance, shares at Dec. 31, 2011	36,324,997